SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS (Details 3) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Foreign exchange contract liability	$ 731,730	$ 440,196
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Total assets	0	0
Foreign exchange contract liability	0	0
Warrant derivative liability	0
Total liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Total assets	0	0
Foreign exchange contract liability	731,730	440,196
Warrant derivative liability	0
Total liabilities	731,730	440,196
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Total assets	0	0
Foreign exchange contract liability	0	0
Warrant derivative liability	3,092,000
Total liabilities	3,092,000	0
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Total assets	0	0
Foreign exchange contract liability	731,730	440,196
Warrant derivative liability	3,092,000
Total liabilities	$ 3,823,730	$ 440,196